Subsequent Event (Details) (USD $)				0 Months Ended
	Sep. 30, 2012 Offices	Sep. 30, 2011	Oct. 31, 2012 Subsequent Event [Member] WesternStates Offices	Oct. 31, 2012 Subsequent Event [Member] South Valley Bank [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,995,936
Business Acquisition, Cost of Acquired Entity, Cash Paid				$ 10,400,000
Business Acquisition, Cost of Acquired Entity, Purchase Price				44,000,000
Number of offices (in offices)	166		190
Number of States in which Entity Operates			8
Assets	12,472,944,000	13,440,749,000	13,300,000,000
Deposits			$ 9,300,000,000